As filed electronically with the Securities and Exchange Commission on October 20, 2011.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Registration No. 033-00507
Pre-Effective Amendment No.
Post-Effective Amendment No. 98

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04419

Amendment No. 99

(Check appropriate box or boxes.)

Transamerica Series Trust

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway,

St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:

(727) 299-1800

Dennis P. Gallagher, Esq. 570 Carillon Parkway St. Petersburg, Florida 33716
(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.
On (Date) pursuant to paragraph (a) (1) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On November 18. 2011 pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed in Post-Effective Amendment No. 97 to the Registration Statement of Transamerica Series Trust on behalf of Transamerica Janus Balanced VP (formerly known as Transamerica Global Commodities & Hard Assets VP) as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on August 24, 2011 (Accession Number 0001193125-11-230792), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until November 18, 2011.

The prospectus and statement of additional information for the other series of Transamerica Series Trust, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 28.	Exhibits

List all exhibits filed as part of the Registration Statement.

(a)	Amended and Restated Declaration of Trust (19)

(b)	Bylaws (19)

(c)	Not applicable

(d)	Investment Advisory Agreements

(1)	Investment Advisory Agreement (3)

a.	Investment Advisory Agreement (Schedule A only dated May 1, 2010)(29)

b.	Investment Advisory Agreement (Schedule A only dated August 16, 2010)(31)

c.	Investment Advisory Agreement (Schedule A only dated May 1, 2011)(33)

d.	Investment Advisory Agreement (Schedule A only dated December 9, 2011 (to be filed by amendment)

(2)	Sub-Advisory Agreement on behalf of Transamerica PIMCO Real Return TIPS VP(33)

(3)	Sub-Advisory Agreement on behalf of Transamerica BlackRock Large Cap Value VP(15)

a.	Amendment dated November 20, 2009 to Sub-Advisory Agreement on behalf of Transamerica BlackRock Large Cap Value VP(26)

(4)	Sub-Advisory Agreement on behalf of Transamerica Third Avenue Value VP(2)

(5)	Sub-Advisory Agreement on behalf of Transamerica JPMorgan Core Bond VP(3)

a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica JPMorgan Core Bond VP(16)

b.	Amendment dated December 31, 2009 to Sub-Advisory Agreement on behalf of Transamerica JPMorgan Core Bond VP(27)
(6)	Sub-Advisory Agreement on behalf of Transamerica T. Rowe Price Small Cap VP(2)

(7)	Sub-Advisory Agreement on behalf of Transamerica Morgan Stanley Capital Growth VP (formerly Transamerica Focus VP) (33)

(8)	Sub-Advisory Agreement on behalf of Transamerica JPMorgan Mid Cap Value VP(7)

(9)	Sub-Advisory Agreement on behalf of Transamerica WMC Diversified Equity VP (formerly Transamerica Diversified Equity VP) (33)

(10)	Sub-Advisory Agreement on behalf of Transamerica MFS International Equity VP(16)

a.	Amendment dated August 1, 2009 to Sub-Advisory Agreement on behalf of Transamerica MFS International Equity VP(25)
(11)	Sub-Advisory Agreement on behalf of Transamerica Clarion Global Real Estate Securities VP(6)

a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Clarion Global Real Estate Securities VP(12)

(12)	Sub-Advisory Agreement on behalf of Transamerica Clarion Global Real Estate Securities VP (to be filed by amendment).

(13)	Sub-Advisory Agreement on behalf of Transamerica PIMCO Total Return VP(3)

a.	Amendment dated July 1, 2009 to Sub-Advisory Agreement on behalf of Transamerica PIMCO Total Return VP(25)

(14)	Sub-Advisory Agreement on behalf of Transamerica AEGON Money Market VP (formerly Transamerica Money Market VP) (33)

(15)

Sub-Advisory Agreement on behalf of Transamerica Multi Managed Large Cap Core VP (formerly Transamerica Van Kampen Large Cap Core VP), Transamerica Morgan Stanley Active International Allocation VP (formerly Transamerica Van Kampen Active International Allocation VP) and Transamerica Morgan Stanley Mid-Cap Growth VP (formerly Transamerica Van Kampen Mid-Cap Growth VP) (3)

a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Morgan Stanley Active International Allocation VP(15)

b.	Amendment dated May 1, 2009 to Sub-Advisory Agreement on behalf of Transamerica Multi Managed Large Cap Core VP and Transamerica Morgan Stanley Mid-Cap Growth VP(25)

c.	Amendment dated May 1, 2010 to Sub-Advisory Agreement on behalf of Transamerica Multi Managed Large Cap Core VP and Transamerica Morgan Stanley Active International Allocation VP(29)

d.	Amendment dated May 1, 2010 to Sub-Advisory Agreement on behalf of Transamerica Morgan Stanley Mid-Cap Growth VP(29)

e.

Amendment dated June 1, 2010 to Sub-Advisory Agreement on behalf of Transamerica Morgan Stanley Active International Allocation VP, Transamerica Multi Managed Large Cap Core VP and Transamerica Morgan Stanley Mid-Cap Growth VP(30)

(16)	Sub-Advisory Agreement on behalf of Transamerica Multi Managed Large Cap Core VP (formerly Transamerica Van Kampen Large Cap Core VP) – Invesco(30)

(17)	Sub-Advisory Agreement on behalf of Transamerica Jennison Growth VP(3)

a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Jennison Growth VP(15)

b.	Amendment dated April 30, 2010 to Sub-Advisory Agreement on behalf of Transamerica Jennison Growth VP(29)

(18)	Sub-Advisory Agreement on behalf of Transamerica Systematic Small/Mid Cap Value VP (formerly Transamerica Small/Mid Cap Value VP(33)

(19)	Sub-Advisory Agreement on behalf of Transamerica AEGON U.S. Government Securities VP (formerly Transamerica U.S. Government Securities VP)(33)

(20)	Sub-Advisory Agreement on behalf of Transamerica JPMorgan Enhanced Index VP(3)

a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica JPMorgan Enhanced Index VP(12)

(21)	Sub-Advisory Agreement on behalf of Transamerica AEGON High Yield Bond VP(26)

(22)	Sub-Advisory Agreement on behalf of Transamerica Morgan Stanley Growth Opportunities VP (formerly Transamerica Growth Opportunities VP)(33)

(23)	Sub-Advisory Agreement on behalf of Transamerica Multi-Managed Balanced VP (formerly Transamerica Balanced VP)(33)

(24)	Morningstar Asset Allocation Management Agreement(10)

a.	Amendment to Asset Allocation Management Agreement(12)

(25)	Form of Sub-Advisory Agreement on behalf of Transamerica Strategic Selection Fund(17)

(26)	Sub-Advisory Agreement on behalf of Transamerica Index 50 VP and Transamerica Index 75 VP(19)

a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Index 35 VP and Transamerica Index 100 VP(26)

(27)	Sub-Advisory Agreement on behalf of Transamerica Efficient Markets VP(21)

(28)	Investing Agreements on behalf of Transamerica Index 50 VP, Transamerica Index 75 VP and Transamerica Efficient Markets VP(19)

a.	Amendment to Investing Agreement (Vanguard) on behalf of Transamerica Index 35 VP and Transamerica Index 100 VP(26)

(29)

Sub-Advisory Agreement on behalf of Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Growth VP and Transamerica Foxhall Global Hard Asset VP(25)

(30)	Sub-Advisory Agreement on behalf of Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Growth and Income VP and Transamerica Hanlon Managed Income VP(25)

(31)	Sub-Advisory Agreement on behalf of Transamerica ProFund UltraBear VP(24)

(32)	Sub-Advisory Agreement on behalf of Transamerica BlackRock Tactical Allocation VP and Transamerica BlackRock Global Allocation(24)

(33)

Investing Agreements on behalf of Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Growth VP, Transamerica Foxhall Global Hard Asset VP, Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Growth and Income VP and Transamerica Hanlon Managed Income VP(24)

a.	Amendment to Schedule A of the Investment Agreements (to be filed by amendment)

(34)	Sub-Advisory Agreement on behalf of Transamerica WMC Diversified Growth VP and Transamerica WMC Diversified Growth II VP(29)

(35)	Sub-Advisory Agreement on behalf of Transamerica AllianceBernstein Dynamic Allocation VP (formerly Transamerica Convertible Securities VP(31)

(36)

Sub-Advisory Agreement on behalf of Transamerica AEGON Active Asset Allocation – Conservative VP, Transamerica AEGON Active Asset Allocation – Moderate Growth VP and Transamerica AEGON Active Asset Allocation – Moderate VP(33)

(37)

Sub-Advisory Agreement on behalf of Transamerica Madison Balanced Allocation VP, Transamerica Madison Conservative Allocation VP, Transamerica Madison Diversified Income VP, Transamerica Madison Large Cap Growth VP and Transamerica Madison Moderate Growth Allocation VP(33)

(38)	Sub-Advisory Agreement on behalf of Transamerica JPMorgan Tactical Allocation VP (formerly Transamerica Federated Market Opportunity VP)(33)

(39)

Amendment to Asset Management Agreement on behalf of Transamerica Asset Allocation – Conservative, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Growth Portfolio(33)

(40)	Sub-Advisory Agreement on behalf Transamerica Emerging Markets/Pacific Rim VP, Transamerica Global Growth VP and Transamerica Global Conservative VP (to be filed by amendment)

(41)	Sub-Advisory Agreement on behalf of Transamerica Janus Balanced VP (to be filed by amendment)

(e)	Distribution Agreement(2)

(1)	Amendment to Distribution Agreement(16)

(2)	Amended and Restated Distribution Agreement dated November 1, 2007(19)

(3)	Amendment to Distribution Agreement dated May 1, 2008(20)

(4)	Updated Schedule I only dated May 1, 2010(29)

(5)	Updated Schedule I only dated August 16, 2010(31)

(6)	Updated Schedule I only dated May 1, 2011(33)

(7)	Updated Schedule I only dated December 9, 2011 (to be filed by amendment)

(f)	Amended and Restated Trustees’ Deferred Compensation Plan dated January 1, 2010(28)

(g)	Custodian Agreement dated January 1, 2011(32)

(h)	(1) Administrative Services Agreement dated July 15, 2010(31)

a.	Updated Schedule A only dated May 1, 2011(32)

b.	Updated Schedule A only dated December 9, 2011 (to be filed by amendment)

(2)	Transfer Agency Agreement, as amended through May 1, 2008(24)

(3)	Expense Limitation Agreement(15)

a.	Amendment to Expense Limitation Agreement dated May 1, 2008(20)

b.	Amendment to Expense Limitation Agreement dated July 1, 2009(25)

c.	Updated Schedule A and B only dated May 1, 2010(29)

d.	Updated Schedule A and B only dated August 16, 2010(31)

e.	Amendment and Restated Expense Limitation Agreement dated May 1, 2011(33)

f.	Expense Limitation Agreement dated December 9, 2011 (to be filed by amendment)

(4)	Participation Agreement between TST and Western Reserve Life Assurance Co. of Ohio dated February 27, 1991, as amended(17)

a.	Amendment dated May 1, 2010(29)

b.	Amendment dated May 1, 2011(33)

(5)	Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Monumental Life Insurance Company dated July 1, 1992, as amended May 1, 2009(24)

a.	Amendment dated May 1, 2010(29)

b.	Amendment dated May 1, 2011(33)

(6)

Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and BlackRock Variable Series Funds, Inc. on behalf of Transamerica BlackRock Global Allocation VP dated May 1, 2009(24)

(7)	Participation Agreement with Transamerica Advisors Life Insurance Company dated October 20, 2008, as amended(29)
a.	Amendment dated May 1, 2010(29)

b.	Amendment dated May 1, 2011(33)

(8)	Participation Agreement with Transamerica Advisors Life Insurance Company of New York dated September 1, 2008, as amended(29)

a.	Amendment dated May 1, 2010(29)

b.	Amendment dated May 1, 2011(33))

(i)	Opinion and Consent of Counsel (to be filed by amendment)

(j)	Consent of Independent Registered Certified Public Account Firm (Ernst & Young LLP) (to be filed by amendment)

(k)	Not applicable

(l)	Not applicable

(m)	Plan of Distribution under Rule 12b-1

(1)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated November 1, 2007(19)

(2)	Amendment to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 1, 2008(20)

(3)	Updated Schedule A only dated May 1, 2010(29)

(4)	Updated Schedule A only dated August 16, 2010(31)

(5)	Updated Schedule A only dated May 1, 2011(33)

(6)	Updated Schedule A only dated December 9, 2011 (to be filed by amendment)

(n)	Multiple Class Plan dated January 22, 2009(24)

(o)	Reserved

(p)	Code of Ethics

(1)	Joint Transamerica Series Trust and Transamerica Asset Management, Inc.(19)

SUB-ADVISERS

(2)	AllianceBernstein L.P.(33)

(3)	Transamerica Investment Management, LLC(11)

(4)	T. Rowe Price Associates, Inc.(11)

(5)	Third Avenue Management LLC(13)

(6)	ING Clarion Real Estate Securities, LLC(32)

(7)	Jennison Associates LLC(32)

(8)	MFS Investment Management(12)

(9)	Pacific Investment Management Company LLC(28)

(10)	J.P Morgan Investment Management, Inc.(32)

(11)	Morgan Stanley Investment Management, Inc.(11)

(12)	Morningstar Associates, LLC(11)

(13)	BlackRock Investment Management, LLC(13)

(14)	AEGON USA Investment Management, LLC(33)

(15)	Foxhall Capital Management, Inc.(22)

(16)	Hanlon Investment Management, Inc.(22)

(17)	ProFund Advisors LLC(24)

(18)	Wellington Management Company, LLP(32)

(19)	Invesco Advisers, Inc.(30)

(20)	Madison Asset Management, LLC(33)

(21)	BlackRock Financial Management, Inc.(32)

(22)	Systematic Financial Management, LP(32)

(23)	Janus Capital Management LLC (to be filed by amendment)

(q)	Powers of Attorney(18)
Power of Attorney for Sandra N. Bane(19)
Power of Attorney for David W. Jennings(25)

(1)	Previously filed with Post-Effective Amendment No. 26 to the Registration Statement filed on December 26, 1996 and incorporated herein by reference.
(2)	Previously filed with Post-Effective Amendment No. 36 to the Registration Statement filed on April 27, 1999 and incorporated herein by reference.
(3)	Previously filed with Post-Effective Amendment No. 50 to the Registration Statement filed on April 30, 2002 and incorporated herein by reference.
(4)	Previously filed with Post-Effective Amendment No. 43 to the Registration Statement filed on February 15, 2001 and incorporated herein by reference.
(5)	Previously filed with Post-Effective Amendment No. 56 to the Registration Statement filed on February 28, 2003 and incorporated herein by reference.
(6)	Previously filed with Post-Effective Amendment No. 58 to the Registration Statement filed on October 15, 2003 and incorporated herein by reference.
(7)	Previously filed with Post-Effective Amendment No. 60 to the Registration Statement filed on April 30, 2004 and incorporated herein by reference.
(8)	Previously filed with Post-Effective Amendment No. 62 to the Registration Statement filed on February 25, 2005 and incorporated herein by reference.
(9)	Previously filed with Post-Effective Amendment No. 63 to the Registration Statement filed on April 22, 2005 and incorporated herein by reference.
(10)	Previously filed with Post-Effective Amendment No. 64 to the Registration Statement filed on June 6, 2005 and incorporated herein by reference.
(11)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 89 to the Registration Statement filed on February 28, 2008 and incorporated herein by reference (File No. 33-02659).
(12)	Previously filed with Post-Effective Amendment No. 66 to the Registration Statement filed on April 28, 2006 and incorporated herein by reference.
(13)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 81 to the Registration Statement filed on

October 13, 2006 (File No. 33-02659)
(14)	Previously filed with Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on January 31, 2007 and incorporated herein by reference (File No. 333-136346).
(15)	Previously filed with Post-Effective Amendment No. 67 to the Registration Statement filed on February 28, 2007 and incorporated herein by reference.
(16)	Previously filed with Post-Effective Amendment No. 68 to the Registration Statement filed on April 30, 2007 and incorporated herein by reference.
(17)	Previously filed with Post-Effective Amendment No. 70 to the Registration Statement filed on July 31, 2007 and incorporated herein by reference.
(18)	Previously filed with Post-Effective Amendment No. 71 to the Registration Statement filed on January 31, 2008 and incorporated herein by reference.
(19)	Previously filed with Post-Effective Amendment No. 72 to the Registration Statement filed on April 29, 2008 and incorporated herein by reference.
(20)	Previously filed with Post-Effective Amendment No. 73 to the Registration Statement filed on August 25, 2008 and incorporated herein by reference.
(21)	Previously filed with Post-Effective Amendment No. 74 to the Registration Statement filed on November 10, 2008 and incorporated herein by reference.
(22)	Previously filed with Post-Effective Amendment No. 75 to the Registration Statement filed on December 5, 2008 and incorporated herein by reference.
(23)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 95 to the Registration Statement filed on February 27, 2009 (File No. 33-02659).
(24)	Previously filed with Post-Effective Amendment No. 80 to the Registration Statement filed on April 30, 2009 and incorporated herein by reference.
(25)	Previously filed with Post-Effective Amendment No. 83 to the Registration Statement filed on August 14, 2009 and incorporated herein by reference.
(26)	Previously filed with Post-Effective Amendment No. 88 to the Registration Statement filed on November 19, 2009 and incorporated herein by reference.
(27)	Previously filed with Post-Effective Amendment No. 90 to the Registration Statement filed on February 18, 2010 and incorporated herein by reference.
(28)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 108 to the Registration Statement filed on February 26, 2010 (File No. 33-02659).
(29)	Previously filed with Post-Effective Amendment No. 91 to the Registration Statement filed on April 28, 2010 and incorporated herein by reference.
(30)	Previously filed with Post-Effective Amendment No. 92 to the Registration Statement filed on June 14, 2010 and incorporated herein by reference.
(31)	Previously filed with Post-Effective Amendment No. 93 to the Registration Statement filed on August 13, 2010 and incorporated herein by reference.
(32)	Previously filed with Post-Effective Amendment No. 126 to the Transamerica Funds Registration Statement filed on April 29, 2011 and incorporated herein by reference.
(33)	Previously filed with Post-Effective Amendment No. 95 to the Registration Statement filed on April 29, 2011 and incorporated herein by reference.

Item 29.	Persons Controlled by or under Common Control with Registrant.

To the knowledge of the Registrant, neither the Registrant nor any series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

Item 30.	Indemnification.

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser.

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
AEGON USA Investment Management, LLC 4333 Edgewood Road NE Cedar Rapids, IA 52499	Sub-Adviser to Transamerica AEGON Active Asset Allocation – Conservative VP, Transamerica AEGON Active Asset Allocation – Moderate Growth VP, Transamerica AEGON Active Asset Allocation – Moderate VP, Transamerica AEGON High Yield Bond VP, Transamerica AEGON Money Market VP, Transamerica AEGON U.S. Government Securities VP, Transamerica Efficient Markets VP, Transamerica Index 35 VP, Transamerica Index 50 VP, Transamerica Index 75 VP and Transamerica Index 100 VP	Eric B. Goodman, President & Chief Investment Officer	N/A
		Bradley J. Beman, Executive Vice President – Head of Fixed Income	N/A
		David L. Blankenship, Executive Vice President and Head of Fixed Income and Distribution	N/A
Kirk W. Buese, Executive Vice President – Private and Structured Finance
		David M. Carney, Executive Vice President and Chief Operating Officer	N/A
		Joel L. Coleman, Executive Vice President – Portfolio Management	N/A
		Daniel P. Fox, Executive Vice President – Risk Management	N/A
		Garry E. Creed, Senior Vice President	N/A
		Mark E. Dunn, Senior Vice President	N/A

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
		Robert Fitzsimmons, Senior Vice President	N/A
		Michael C. Fogliano, Senior Vice President	N/A
		Kevin A. Giles, Senior Vice President – New Initiatives	N/A
		Seth R. Gilkes, Senior Vice President	N/A
		David R. Halfpap, Senior Vice President	N/A
		Karen E. Hufnagel, Senior Vice President	N/A
		William L. Hurwitz, Senior Vice President	N/A
		Neil Madsen, Senior Vice President	N/A
		Calvin W. Norris, Senior Vice President	N/A
		Eric C. Perry, Senior Vice President	N/A
		Stephanie M. Phelps, Senior Vice President, Treasurer and Chief Financial Officer	N/A
		James K. Schaeffer, Jr., Senior Vice President	N/A
		Sarvjeev S. Sidhu, Senior Vice President	N/A
		Michael B. Simpson, Senior Vice President	N/A
		Jon L. Skaggs, Senior Vice President	N/A
		Robert A. Smedley, Senior Vice President	N/A
		Douglas A. Weih, Senior Vice President	N/A
		Jeffrey A. Whitehead, Senior Vice President	N/A
		John F. Bailey, Vice President	N/A
		James K. Baskin, Vice President	N/A
		Gregg A. Botkin, Vice President	N/A
		James K. Cameron, Vice President	N/A
		Martin Coppens, Vice President	N/A
		Douglas A. Dean, Vice President	N/A
		Bradley D. Doyle, Vice President	N/A
		Mark D. Evans, Vice President	N/A
		Jason Felderman, Vice President	N/A
		Charles V. Ford, Vice President	N/A
		Rishi Goel, Vice President	N/A
		Scott P. Hassenstab, Vice President	N/A

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
		Eric Henderson, Vice President	N/A
		William J. Henricksen, Vice President	N/A
		Frederick B. Howard, Vice President	N/A
		Jon D. Kettering, Vice President	N/A
		Stephen M. Lempa, Vice President	N/A
		Angela S. Matson, Vice President	N/A
		Clayton R. McBride, Vice President	N/A
		Christopher D. Pahlke, Vice President	N/A
		Michael J. Parrish, Vice President	N/A
		Greg A. Podhajsky, Vice President	N/A
		Josua D. Prieskorn, Vice President	N/A
		James Rich, Vice President	N/A
		Stacey S. Rutledge, Vice President	N/A
		Michael S. Smith, Vice President	N/A
		J. Staley Stewart, Vice President	N/A
		Debra R. Thompson, Vice President	N/A
		Michael A. Urban, Vice President	N/A
		Paul J. Houk, General Counsel and Secretary	N/A
		Jessica L. Cole, Chief Compliance Officer	N/A
		Clint L. Woods, Assistant Secretary	N/A
		Monty Jackson, Assistant Secretary	N/A
		Renee D. Montz, Assistant Secretary	N/A
		Daniel L. Seward, Assistant Treasurer	N/A
		Stephanie L. Steele, Assistant Treasurer	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
AllianceBernstein L.P. (“AllianceBernstein”) 1345 Avenue of the Americas New York, NY 10105	Sub-Adviser to Transamerica AllianceBernstein Dynamic Allocation VP	Peter S. Kraus, Chairman of the Board and Chief Executive Officer	Executive Vice President, Merrill Lynch & Co., 2008; Co-Head of Investment Management Division, Goldman Sachs Corp. 2001-2008
		David A. Steyn, Chief Operating Officer	N/A
		Laurance E. Cranch, General Counsel	N/A
		James A. Gingrich, Chairman and CEO of Sanford C. Bernstein & Co., LLC	N/A
		Edward J. Farrell, Corporate Controller and Interim Chief Financial Officer	N/A
		Lori A. Massad, Head of Human Capital and Chief Talent Officer	N/A
		Directors: Peter Kraus; Christopher M. Condron; Lorie A. Slutsky; Dominique Carrel-Billiard; Henri De Castries; Denis Duverne; Richard S. Dziadzio; Deborah S. Hechinger; Weston M. Hicks; A.W. (Pete) Smith, Jr.; Peter J. Tobin; Kevin Molloy; Steven G. Elliott; Mark Pearson	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
BlackRock Investment Management, LLC (“BlackRock”) 1 University Square Drive, Princeton, NJ 08540-6455 BlackRock Financial Management, Inc. (“BlackRock Financial”)	Sub-adviser to Transamerica BlackRock Global Allocation VP, Transamerica BlackRock Large Cap Value VP and Transamerica BlackRock Tactical Allocation VP Co-Sub-adviser to	Ann Marie Petach, Chief Financial Officer and Managing Director	BAA Holdings, LLC,
Wilmington, DE,
BlackRock, Inc.,
New York, NY,
BlackRock Advisors,
LLC, Wilmington,
DE, BlackRock
Advisors Holdings,
Inc., New York, NY,
BlackRock Capital
Holdings, Inc.,
Wilmington, DE,
BlackRock Capital

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
55 East 52nd Street New York, NY 10055	Transamerica Multi-Managed Balanced VP		Management, Inc., Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Holdco 4, LLC, Wilmington, DE, BlackRock Holdco 6, LLC, Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock Institutional Trust Company, National Association, San Francisco, CA, BlackRock International Holdings, Inc., New York, NY, BlackRock Lux Finco S.a.r.l., Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l., Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investment, LLC, Wilmington, DE, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA
		Robert P. Connolly, General Counsel, Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Execution Services, San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Distribution Company, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Investments, LLC, Wilmington, DE, BlackRock Lux Finco S.a.r.l, Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l., Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA
		Laurence D. Fink, Chief Executive Officer	Director, BAA Holdings, LLC, Wilmington, DE,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Director, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Advisors Singapore Pte, Ltd., Singapore, Director, BlackRock Asset Management International, Inc., London, England, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Capital Markets, LLC, Wilmington, DE, Director, BlackRock Corporation US, Inc., San Francisco, CA, Director, BlackRock Delaware Holdings, Inc., San Francisco, CA, Director, BlackRock Execution Services, San Francisco, CA, Director, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Fund Advisors San Francisco, CA, Director, BlackRock Fund Distribution Company, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, Director, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdo 2, Inc., Wilmington, DE, Director, BlackRock

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
HPB Management, LLC, New York, NY, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Investments, LLC, Wilmington, DE, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, IShares Delaware Trust Sponsor, LLC, Wilmington, DE, Director, State Street Research & Management Company, Boston, MA, Director, State Street Research Investment Services, Inc., Boston, MA, Director, SSRM Holdings, Inc., Boston, MA
		Robert S. Kapito, President and Director	Director, BAA Holdings, LLC, Wilmington, DE, Director, BlackRock, Inc., New York, NY, Director, BlackRock Advisors, LLC, Wilmington, DE, Director, BlackRock Advisors Holdings, Inc., New York, NY, President, BlackRock Advisors Singapore Pte. Ltd., Singapore, Director, BlackRock Asset Management International, Inc., London, England, Director, BlackRock Capital Holdings, Inc., Wilmington, DE, Director, BlackRock Capital Management,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Inc., Wilmington, DE, Director, BlackRock Capital Markets, LLC, Wilmington, DE, Director, BlackRock Corporation US, Inc., San Francisco, CA, Director, BlackRock Delaware Holdings, Inc., San Francisco, CA, Director, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Fund Advisors, San Francisco, CA, Director, BlackRock Fund Distribution Company, San Francisco, CA, Director, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, Director, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock (Institutional) Canada Ltd., Toronto, Ontario, Director, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Investments, LLC, Wilmington, DE, Director, BlackRock Portfolio Holdings, Inc., Wilmington, DE, Director, BlackRock Portfolio Investments, LLC, Wilmington, DE,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Director, Carbon Capital III, Inc., New York, NY, Director, iShares Delaware Trust Sponsor, LLC, Wilmington, DE, Director, State Street Research & Management Company, Boston, MA, Director, State Street Research Investment Services, Inc., Boston, MA, Director, SSRM Holdings, Inc., Boston, MA
Paul Audet, Vice Chairman

Director, BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, Director, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NE, Director, BlackRock Capital Holdings, Inc., Wilmington, DE, Director, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Cayco Limited, Cayman Islands, Director, BlackRock Cayman Company, Cayman Islands, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Finco, LLC, Wilmington, DE, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Lux Finco S.a.r.l., Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l, Luxembourg, Luxembourg, Director, BlackRock Portfolio Holdings, Inc., Wilmington, DE, Director, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, BlackRock Realty Advisors, Inc., Florham Park, NJ, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA
		Charles Hallac, Vice Chairman and Co-Chief Operating Officer	BlackRock, Inc., New York, NY, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc.,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, Black Rock Fund Advisors, San Francisco, CA, BlackRock Fund, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock India Private Ltd., Mumbai, India, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock Institutional Trust Company, National Association, San Francisco, CA, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA
		Barbara Novick, Vice Chairman	BlackRock Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc., Boston, MA
		Scott Amero, Vice Chairman	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, Anthracite Capital Inc., New York, NY, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc.,

Boston, MA

		Susan Wagner, Vice Chairman and Chief Operating Officer	BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Mortgage Ventures, LLC, Wilmington, DE, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, State Street Research & Management Company, Boston, MA
		Robert Doll, Vice Chairman	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc. ,Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Portfolio Administration & Management Ltd., Cayman Islands, Rock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc. ,San Francisco, CA, BlackRock Financial Management, Inc., New

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY
		Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Lux Finco S.a.r.l, Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l, Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, BlackRock UK 1 LP, London, England, Rock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY
		Bennett Golub, Vice Chairman and Chief Risk Officer	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc., Boston, MA, State Street

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Research & Management Company, Boston, MA
		Richard Kishel, Vice Chairman	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, Director, BlackRock Asset Management Deutschland AG, Munich, Germany, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdco 5, LLC, Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Japan Co., Ltd., Tokyo, Japan, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, BlackRock

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Securities Co., Ltd., Tokyo, Japan, SSRM Holdings, Inc., Boston, MA, State Street Research & Management Company, Boston, MA, Director, BlackRock Advisors Singaport Pte. Ltd., Singapore, BlackRock Asset Management UK Limited London, England, BlackRock Group Limited, London, England, Director, BlackRock (Hong Kong) Limited, Hong Kong, SAR, China, Director, BlackRock International Limited, Edinburgh, Scotland, Director, BlackRock Investment Management (Australia) Limited, Melbourne, Australia, Director, BlackRock Investment Management International Limited, London, England, Director, BlackRock Investment Management (Korea) Limited, Seoul, Korea, Director, BlackRock Investment Management (Singaport) Limited, Singapore. Director, BlackRock Investment Management (UK) Limited, London, England, Director, BlackRock (Taiwan) Limited, Taipei, Taiwan, Director, Impact Investing Pty Ltd., Melbourne, Australia, Director, PSN Pty Ltd, Melbourne, Australia
		Amy Engel, Treasurer and Managing Director	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Funding, Inc., Wilmington, DE, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc., Boston, MA, SSRM Holdings, Inc., Boston, MA, State Street Research & Management Company, Boston, MA

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
CBRE Clarion Securities LLC (“Clarion”)201 King of Prussia Road, Suite 600 Radnor, PA 19087	Sub-adviser to Transamerica Clarion Global Real Estate Securities VP	T. Ritson Ferguson, Managing Director	N/A
		Jarrett B. Kling, Managing Director	N/A
		Steven D. Burton, Managing	N/A

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Director
		Joseph P. Smith, Managing Director	N/A
		David J. Makowicz, Senior Director	N/A
		Steven P. Sorenson, Senior Director	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Hanlon Investment Management, Inc., 3393 Bargaintown Road, Suite 200, Egg Harbor Twp., NJ 08234	None	Sean Hanlon, Dierdre Downham, Thomas Ericson, Nathan Berk, David Powell	None

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Invesco Advisers, Inc. (“Invesco”) 1555 Peachtree Street, N.E. Atlanta, GA 30309	Co-Sub-adviser to Transamerica Multi Managed Large Cap Core VP	The only employment of a substantial nature of the Advisor’s directors and officers is with Invesco Advisers and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by	N/A

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years each Sub-Adviser herein incorporated by reference. Reference is also made to the caption "Fund Management - The Adviser" in the Prospectus which comprises Part A of the Registration Statement, and to the caption "Investment Advisory and Other Services" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 32(b) of the Part C.

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Janus Capital Management LLC 151 Detroit Street Denver, CO 80206	Sub-adviser to Transamerica Janus Balanced VP	[To be Updated]	[To be Updated]

* * *

Jennison Associates LLC (“Jennison”)* 466 Lexington Avenue New York, NY 10017	Sub-adviser to Transamerica Jennison Growth VP	Dennis M. Kass, Director, Chairman and Chief Executive Officer	Chairman and Manager, Quantitative Management Associates LLC (“QM”). Director, Senior Managing Director and Vice President, Prudential Investment Management, Inc. (“PIM”).
		Spiros Segalas, Director, President and Chief Investment Officer, Jennison.	N/A
		Mehdi A. Mahmud, Director, Vice Chairman, Managing Director and Chief Operating Officer	N/A
		Kathleen A. McCarragher, Director and Managing Director	Vice President, Prudential Trust Company (“PTC”).
		Debra Hope Wedgeword, Director**	Manager, QM.
		Charles F. Lowrey, Director**	President, Chairman, Director and Chief Executive Officer, PIM. Chairman, Chief Executive Officer, President

and Manager, Prudential Asset Management Holding Company LLC. President, PIM Foreign Investments, Inc. (“PIMFI”). Director and President, PIM Investments, Inc. (“PIMI”). Chairman and Director, PIM Warehouse, Inc. (“PIMW”). Manager, QM. Director, Pramerica (GP) Limited. Director, Pramerica (GP2) Limited. President and Chief Executive Officer, Prudential Investment Management Services LLC (“PIMS”).
Ronald K. Andrews, Director**	Senior Vice President, Prudential Investments LLC (“PI”). Manager, QM.
Mirry Hwang, Secretary, Senior Vice President and Chief Legal Officer	Assistant Secretary, PTC.
Joseph M. Carrabes, Executive Vice President	Vice President, PTC.
Kenneth Moore, Treasurer, Executive Vice President and Chief Administrative Officer	Vice President, PIMW. Director and Executive Vice President, PTC. Manager, Vice President and Chief Financial Officer, QM. Vice President, PIM.
Stuart S. Parker, Executive Vice President	Senior Vice President, PI. Vice President, QM.
Leslie S. Rolison, Executive Vice President	Vice President, QM.
Jonathan R. Longley, Director and Managing Director	Vice President, PTC.
Judy Rice, Director**	President, Manager, Chief Executive Officer and Chief Operating Officer, PIFM Holdco, LLC. Manager, Prudco Securities LLC. Executive Vice President, PIMS. President, Officer-in-Charge, Chief Executive Officer and Chief Operating Officer, PI. President, Officer-in-Charge and Chief Executive Officer, Prudential Mutual Fund Services LLC.

*	Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, NY 10017.
**	The address of the Director, Officer or Partner of the Sub-Adviser is Gateway Center Three, 100 Mulberry Street, New York, NY 07102.

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
J.P. Morgan Investment Management Inc. (“JPMorgan”) 245 Park Avenue New York, NY 10167	Sub-adviser to Transamerica JPMorgan Core Bond VP, Transamerica JPMorgan Enhanced Index VP, and JPMorgan Mid Cap Value VP, JPMorgan Tactical Allocation VP and Co-Sub-adviser to Transamerica Multi-Managed Balanced VP	Joseph Azelby,Director/Managing Director/CIO-Global Head of Real Estate
Joseph Bertini, Managing Director/Chief Compliance Officer
Seth P. Bernstein, Director//Managing Director/CIO-Global Head of Fixed Income
George Gatch, CEO/Director/Managing Director
Martin, Porter, Managing Director/CIO-Global Head of Equities & Balanced Group
Clive S. Brown, Director, Managing Director
Scott E. Richter, Managing Director/Secretary
Paul A. Quinsee, Director, Managing Director
Richard T. Madsen, CFO, Director, Managing DirectorJohn H. Hunt, Director, Managing Director
Craig Sullivan, Director/Managing Director/Chief Financial Officer
Lawrence Unrein,, Director/Managing Director/CIO-Global Head of Private Equity
Robert Young, Director/Managing Director/COO

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Madison Asset Management, LLC (“Madison”) 550 Science Drive Madison, WI 53711	Sub-adviser to Transamerica Madison Balanced Allocation VP, Transamerica Madison Conservative Allocation VP, Transamerica Madison	Frank E. Burgess, Executive Director and President Katherine L. Frank, Executive Director and COO Jay R. Sekelsky, Executive Director	N/A N/A N/A

Diversified Income VP, Transamerica Madison Large Cap Growth VP and Transamerica Madison Moderate Growth Allocation VP

and Chief Investment Officer

Michael J. Schlageter, Executive Director and Chief Marketing Officer

Elizabeth A. Dettman, Managing Director and Chief Financial Officer

W. Richard Mason, Chief Compliance Officer and Corporate Counsel

Pamela M. Krill, General Counsel and Chief Legal Officer

N/A N/A N/A N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Morningstar Associates, LLC (“Morningstar”) 22 West Washington St. Chicago, IL 60602

Portfolio Construction Manager to Transamerica

Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Asset Allocation – Moderate VP and Transamerica International Moderate Growth VP

		Peng Chen, President Allan B. Johnson, Vice President – Sales and Marketing Scott Schilling, Chief Compliance Officer and Secretary	President, Ibbotson Associates, Inc. N/A N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Morgan Stanley Investment Management Inc. 522 Fifth Avenue, Floor 19 New York, NY 10036	Sub-adviser to Transamerica Morgan Stanley Active International Allocation VP, Transamerica Morgan Stanley Mid-Cap Growth VP, Transamerica Multi-Managed Large Cap Core VP, Transamerica Morgan Stanley Capital Growth VP, and Transamerica Morgan Stanley Growth Opportunities VP	Randy Takian, Managing Director, Director and President	President and Principal Executive Officer, Morgan Stanley Retail and Institutional Funds; President and Chief Executive Officer, Morgan Stanley Services Company Inc.; Managing Director and Director, Morgan Stanley Investment Advisors Inc.; Director, Morgan Stanley Distributors Inc. and Morgan Stanley Distribution, Inc.
		Stuart Bohart, Managing Director and Director	President; Managing Director and Director, Morgan Stanley Investment Advisors Inc.; Managing Director, Van Kampen Advisors Inc. and Van Kampen Asset Management; President, Morgan Stanley Distribution, Inc.

Managing Director, Van Kampen Advisors Inc. and Van Kampen Asset Management; President, Morgan Stanley Distribution, Inc.
Stefanie V. Chang Yu, Managing Director and Secretary	Managing Director and Secretary of various entities affiliated with the Sub-Adviser.
Kevin Klingert, Managing Director and Acting Chief Investment Officer of the Global Fixed Income Group	Managing Director, Head, Chief Operating Officer and acting Chief Investment Officer, Global Fixed Income Group of Morgan Stanley Investment Advisors Inc.; Vice President of various Retail Funds and Institutional Funds; Managing Director and acting Chief Investment Officer, Global Fixed Income Group of various Van Kampen entities; Vice President of various Van Kampen Retail Funds and Institutional Funds.
Carsten Otto, Managing Director	Managing Director and Global Head, Compliance for Morgan Stanley Investment Management and Chief Compliance Officer, Morgan Stanley Retail and Institutional Funds.
Mary Ann Picciotto, Executive Director and Chief Compliance Officer	Executive Director and Chief Compliance Officer, Morgan Stanley Investment Advisors Inc., Van Kampen Asset Management, Van Kampen Investments Inc., and Van Kampen Advisors Inc.
Mark Patten, Managing Director, Chief Financial Officer and Treasurer	Managing Director, Chief Financial Officer and Treasurer, Morgan Stanley Investment Management and Morgan Stanley Distribution Inc.; Chief Financial Officer and Treasurer, Morgan Stanley Asset Management Holdings II; Chief Financial Officer and Treasurer of various Van Kampen entities.
Mary Alice Dunne, Managing Director and Chief Administrative Officer	Managing Director and Chief Administrative Officer, Morgan Stanley Investment Advisors Inc.
Joanne Pace, Chief Operating Officer and Managing Director	Chief Operating Officer and Managing Director of Morgan Stanley Investment Advisors Inc.; Managing Director of various Van Kampen entities.

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
MFS Investment Management (“MFS”) 500 Boylston Street Boston, MA 02116,	Sub-adviser to Transamerica MFS International Equity VP	Thomas A. Bogart, Director	Business Development and General Counsel of Sun Life Financial
		Dean A. Connor, Director	Chief Operating Officer of Sun Life Financial
		Robert J. Manning, Chief Executive Officer and Chairman of the Board of Directors	Trustee of various funds within the MFS Funds complex
		Martin E. Beaulieu, Director, Vice Chairman and Head of Global Distribution	N/A
		Robert C. Pozen, Chairman Emeritus of the Board of Directors	Chairman of MFS (until July 2010); Trustee of various funds within the MFS Funds complex; Medtronic, Inc. (medical devices), Director (since 2004);Harvard Business School (education), Senior Lecturer (since 2008); Bell Canada Enterprises (telecommunications), Director (until February 2009)
		David A. Antonelli, Vice Chairman	N/A
		Maria F. DiorioDwyer, Executive Vice President, Chief Compliance Officer, and Chief Regulatory Officer	President of the MFS Fund
		Amrit Kanwal, Executive Vice President and Chief Financial Officer	N/A
		Mark N. Polebaum, Executive Vice President, Secretary and General Counsel	Secretary of the MFS Funds
		Michael W. Roberge, President, Chief Investment Officer and Director of Global Research	N/A
		Robin A. Stelmach, Executive Vice President and Chief Operating Officer	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Pacific Investment Management Company LLC (“PIMCO”)	Sub-adviser to Transamerica PIMCO Total Return VP and Transamerica PIMCO Real	Mohamed A. El Erian, Managing Director, Chief Executive Officer and Co-Chief Investment Officer	Board Member of Petersen Institute for International Economics, Member of the

840 Newport Center Drive, Suite 300 Newport Beach, CA 92660	Return TIPS VP		Advisory Board of International Center for Research on Women and Roubini Global Economics, Chairman of the Microsoft Investment Advisory Board.
		William H. Gross, Managing Director, Founder and Co-Chief Investment Officer	N/A
		Douglas M. Hodge, Managing Director, Chief Operating Officer	Board Member of the Executive Committee for Allianz Global Investors AG
		David C. Lown, Managing Director, Chief Administrative Officer	N/A
		Chris P. Dialynas, Managing Director, Portfolio Manager	N/A
		David C. Flattum, Managing Director, General Counsel	N/A
		Jennifer E. Durham, Executive Vice-President, Chief Compliance Officer	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
ProFund Advisors (“ProFund Advisors”) 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814	Sub-adviser to Transamerica ProFund UltraBear VP	Michael L. Sapir, Chief Executive Officer	N/A
		Louis M. Mayberg, President	N/A
		Amy R. Doberman, General Counsel	N/A
		Victor M. Frye, Chief Compliance Officer	N/A
		Todd B. Johnson, Chief Investment Officer	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Transamerica Asset Management, Inc. (“TAM”) 570 Carillon Parkway St. Petersburg, FL 33716	Investment Adviser to Registrant	John K. Carter, Director, Chairman of the Board, President and Chief Executive Officer	N/A
		Christopher A. Staples, Director, Senior Vice President – Investment Management and Chief Investment Officer	N/A
		Dennis P. Gallagher, Director, Senior	N/A

Vice President, General Counsel, Secretary and Operations
Karen D. Heburn, Senior Vice President, Chief Financial Officer and Treasurer	N/A
T. Gregory Reymann, II, Vice President, Chief Compliance Officer and Chief Risk Officer	N/A
Margaret A. Cullem-Fiore, Vice President and Senior Counsel	Assistant Secretary
Robert S. Lamont, Jr., Vice President and Senior Counsel	N/A
Ranjit Bhatia, Vice President	N/A
Robert A. DeVault, Jr., Vice President	N/A
Williams Nobles, Vice President	N/A
Jonathan Oldroyd, Vice President	N/A
Anthony D. Pedata, Senior Compliance Officer	N/A
Kristina L. Bartscht, Assistant Vice President and Advertising Manager	N/A
Sarah L. Bertrand, Assistant Vice President	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
T. Rowe Price Associates, Inc. (“T. Rowe”) 100 East Pratt Street Baltimore, MD 21202	Sub-adviser to Transamerica T. Rowe Price Small Cap VP	Edward C. Bernard, Director and Vice President	N/A
		John R. Gilner, Chief Compliance Officer and Vice President	N/A
		James A.C. Kennedy, Director and President	N/A
		Kenneth V. Moreland, Chief Financial Officer	N/A
		Brian C. Rogers, Chief Investment Officer, Director and Vice President	N/A
		William W. Strickland, Jr., Vice President	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Third Avenue	Sub-adviser to Transamerica	Martin J. Whitman, Co-Chief	Director, Nabors Industries, Inc.

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Management LLC (“Third Avenue”) 622 Third Avenue New York, NY 10017	Third Avenue Value VP	Investment Officer of Third Avenue; Chairman of Third Avenue Trust; Chairman of Third Avenue Variable Series Trust
		David M. Barse, President and CEO of Third Avenue; President, CEO and Trustee of Third Avenue Trust; Chief Executive Officer of M.J. Whitman LLC	Director of Covanta Corporation
		Vincent J. Dugan, Chief Financial Officer of Third Avenue, M.J. Whitman LLC, Third Avenue Trust and Third Avenue Variable Series Trust	N/A
		W. James Hall, General Counsel and Secretary of Third Avenue, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Wellington Management Company, LLP (“Wellington Management”) 75 State Street Boston, MA 02109	Sub-Adviser to Transamerica WMC Diversified Growth VP, Transamerica WMC Diversified Growth II VP and WMC Diversified Equity VP	Saul J. Pannell, Partner and Executive Committee Member	N/A
		Perry M. Traquina, Partner, President, CEO And Executive Committee Member	N/A
		Cynthia M. Clarke, Partner And Chief Legal Officer	N/A
		Phillip H. Perelmuter, Partner And Executive Committee Member	N/A
		Selwyn J. Notelovitz, Partner And Chief Compliance Officer	N/A
		Edward J. Steinborn, Partner And Chief Financial Officer	N/A
		Partner And Executive Committee Member	N/A
		Brendan J. Swords, Partner And Executive Committee Member	N/A
		Edward P. Bousa, Partner And	N/A

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years
Executive Committee Member
		James W. Valone, Partner And Executive Committee Member	N/A
		Charles S. Argyle, Partner And Executive Committee Member	N/A
		Vera M. Trojan, Partner And Executive Committee Member	N/A

Item 32.	Principal Underwriter

(a)	Transamerica Capital, Inc. (“TCI”) is the principal underwriter for TST. TCI, whose address is 4600 South Syracuse Street, Denver, CO 80237-2719, currently serves as principal underwriter for the separate accounts of other affiliated Insurance Companies.

(b)	Directors and Officers of TCI:

Name	Location	Positions and Offices with Underwriter	Positions and Offices with Registrant
David W. Hopewell	(1)	Director	N/A
Lon J. Olejniczak	(1)	Director and Chief Executive Officer	N/A
Thomas A. Swank	(1)	Director	N/A
Michael Brandsma	(2)	Director, President and Chief Financial Officer	N/A
Blake S. Bostwick	(2)	Chief Operations Officer and Vice President	N/A
David R. Paulsen	(2)	Executive Vice President	N/A
Anne M. Spaes	(3)	Executive Vice President	N/A
Michael G. Petko	(2)	Executive Vice President	N/A
Frank A. Camp	(1)	Secretary	N/A
Courtney John	(2)	Vice President and Chief Compliance Officer	N/A
Karen D. Heburn	(4)	Vice President	N/A
Wesley J. Hodgson	(2)	Vice President	N/A
Amy Angle	(1)	Assistant Vice President	N/A
Dennis P. Gallagher	(4)	Assistant Vice President	Vice President, General Counsel and Secretary
Elizabeth Belanger	(6)	Assistant Vice President	N/A
John Fischer	(4)	Assistant Vice President	N/A
Clifton W. Flenniken, III	(5)	Assistant Vice President	N/A
Margaret A. Cullem-Fiore	(4)	Assistant Vice President	N/A
Christy Post-Rissin	(4)	Assistant Vice President	N/A
Brenda L. Smith	(4)	Assistant Vice President	N/A
Darin D. Smith	(1)	Assistant Vice President	N/A
Arthur D. Woods	(4)	Assistant Vice President	N/A
Tamara D. Barkdoll	(2)	Assistant Secretary	N/A
Erin K. Burke	(1)	Assistant Secretary	N/A

(1)	4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S. Syracuse Street, Suite 1100, Denver, CO 80237-2719
(3)	400 W. Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 N. Charles Street, Baltimore, MD 21202
(6)	4 Manhattanville Road, Purchase, NY 10577

Item 33.	Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder are in the possession of Transamerica Asset Management, Inc. and Transamerica Fund Services, Inc. at their offices at 570 Carillon Parkway, St. Petersburg, FL 33716, or at the offices of the Fund's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 34.	Management Services.

Not applicable

Item 35.	Undertakings.

Not applicable

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Post-Effective Amendment No. 98 to

Registration Statement on

Form N-1A

Transamerica Series Trust

Registration No. 033-00507

EXHIBIT INDEX

Exhibit Number	Description of Exhibit
Item 28

Exhibits to be filed by amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933; and Transamerica Series Trust has duly caused this Post-Effective Amendment No. 98 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 20th day of October, 2011.

TRANSAMERICA SERIES TRUST

By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 98 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/John K. Carter John K. Carter	Chairperson, Trustee, President and Chief Executive Officer	October 20, 2011

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	October 20, 2011

/s/ Leo J. Hill Leo J. Hill*	Trustee	October 20, 2011

/s/ David W. Jennings David W. Jennings*	Trustee	October 20, 2011

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	October 20, 2011

/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	October 20, 2011

/s/ Norman R. Nielsen Norman R. Nielsen*	Trustee	October 20, 2011

/s/ Joyce G. Norden Joyce G. Norden*	Trustee	October 20, 2011

/s/ Patricia L. Sawyer Patricia Sawyer*	Trustee	October 20, 2011

/s/ John W. Waechter John W. Waechter*	Trustee	October 20, 2011

/s/ Robert A. DeVault, Jr. Robert A. DeVault, Jr.	Vice President, Treasurer and Principal Financial Officer	October 20, 2011

/s/ Dennis P. Gallagher		October 20, 2011
* By: Dennis P. Gallagher
Dennis P. Gallagher**

** Attorney-in-fact pursuant to powers of attorney previously filed.